Offerings - Offering: 1	Sep. 09, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest, no par value per share (1)
Maximum Aggregate Offering Price	$ 250,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 36,900.00
Offering Note	(1) The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fee for Registration Statement No. 333-249932.